UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

 235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30,

Date of reporting period: November 30, 2018

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND

Investor Class (RIVRX)

Institutional Class (RIVBX)

RIVERBRIDGE ECO LEADERS® FUND

Investor Class (ECOLX)

Institutional Class (RIVEX)

ANNUAL REPORT

NOVEMBER 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Funds by contacting the Funds at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

RIVERBRIDGE FUNDS

Each a series of Investment Managers Series Trust

Table of Contents

Riverbridge Growth Fund
Shareholder Letter	1
Fund Performance	5
Schedule of Investments	7
Riverbridge Eco Leaders® Fund
Shareholder Letter	10
Fund Performance	14
Schedule of Investments	16
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	35
Supplemental Information	36
Expense Examples	42

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Fellow Shareholder:

The Riverbridge Growth Fund (the Fund) significantly outperformed its primary benchmark, the Russell 3000 Growth® Index, in the Fiscal Year ending Nov. 30, 2018. The Fund outperformed its secondary benchmark, the S&P 500© Index, by an even wider margin. As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire economic cycle, typically 4-8 years.

Performance	FY 2018 (12/1/17-11/30/18)	SINCE INCEPTION (12/31/12)
RIVRX at NAV	15.74%	14.55%
RIVBX at NAV	16.06%	14.81%
Russell 3000 Growth	8.14%	15.70%
S&P 500	6.27%	14.15%

The Fund’s performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please call (888) 447-4470 for most recent month end performance. As stated in the current prospectus, the Fund’s gross and net expense ratios for the Investor Class are 1.49% and 1.22%, respectively. The Fund’s gross and net expense ratios for the Institutional Class are 1.24% and 0.97%, respectively. The Fund’s advisor has contractually agreed to waive certain fees and/or absorb expenses until March 31, 2020. A redemption fee of 1.00% will be imposed on redemptions of shares within 90 days of purchase.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200. www.riverbridge.com

Market and Economic Environment

The twelve-month period ending Nov. 30, 2018 was another positive one in the U.S. equity market but ended with a sharp decline in progress. During the first quarter of Calendar 2018, volatility returned after several years of placid market movements. For most of the balance of the year, the “FAANG (Facebook, Amazon, Apple, Netflix, and Google)” stocks led the market higher. In general, regardless of sector, market participants rewarded companies which demonstrated strong fundamental results.

Beginning in October, concerns over rising interest rates, higher input costs, geopolitical trade disputes, and global growth rates in general overwhelmed generally positive macroeconomic data, leading to an abrupt correction. The same FAANG stocks which had led the market’s rise in the first part of the year led the decline in October and November.

For the period overall, growth stocks significantly outperformed value. Large cap stocks, as represented by the S&P 500© Index, outperformed the small cap stocks in the Russell 2000® Index. Eight of the eleven sectors in the Russell 3000 Growth® Index generated positive returns, led by Consumer Discretionary, Information Technology, and Health Care. Energy, Materials, and Communication Services declined.

Performance Discussion

The Fund’s strong absolute and relative performance in Fiscal 2018 is the result of our relentless focus on companies with enduring growth prospects. In Fiscal 2018, market participants recognized the positive fundamental attributes of the companies in the Fund amid uncertain economic and market environments.

From a sector standpoint, strong stock selection in the Industrials, Information Technology, Consumer Discretionary, and Health Care sectors and an underweight position in Communication Services contributed to the Fund’s performance.

The Fund’s holdings in the Industrial sector helped performance relative to the primary benchmark. The Industrial holdings in the Fund collectively appreciated more than 13%, as compared to the 1.28% gain in the Industrials in the Russell 3000 Growth® Index. ProtoLabs (PRLB, 3.44% average weight, 34% return), HEICO (HEI, 2.45% average weight, 46% return) and Rollins (ROL, 2.71% average weight, 39% return) contributed to performance.

Strong stock selection in the Consumer Discretionary sector also enabled the Fund to generate strong absolute and relative results. Within this sector, the Fund’s investments in Five Below (FIVE, 2.25% average weight, 69% return) and Grand Canyon Education (LOPE, 3.07% average weight, 29% return), continued to benefit Fund investors.

Other investments which contributed to the Fund’s strong performance in Fiscal 2018 included salesforce.com (CRM, 2.85% average weight, 37% return), Globant (GLOB, 1.48% average weight, 47% return), and Paycom (PAYC, 0.90% average weight, 32% return) in the Information Technology sector, and Ecolab (ECL, 2.81% average weight, 19.44% return) in the Materials sector.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200. www.riverbridge.com

The Fund was able to overcome investors’ preference for large cap stocks over small caps during Fiscal 2018. The Fund consists of small, mid, and large cap companies in roughly equal proportions. The primary benchmark, however, is more heavily weighted toward large caps. Market participants’ recognition of the strong fundamental characteristics of the companies in the Fund more than offset this drag on relative performance during the fiscal year.

Our commitment to high quality, well-managed companies which demonstrate the ability to increase their earnings power and our consistent adherence to fundamental risk mitigation disciplines have created consistent and predictable performance patterns. The Riverbridge All Cap Growth portfolio, upon which the Fund is based, has historically generated its best relative returns in more challenging market and economic environments. The Fund’s outperformance in Fiscal 2018 is consistent with these patterns.

Outlook

Market participants will closely monitor corporate earnings in 2019. Investors expect a deceleration in earnings growth following the tax-cut driven 20%-plus earnings growth in 2018. As we exit 2018, some companies are reporting the impact of tariffs and continued uncertainty regarding international trade. The Chinese economy struggled mightily in 2018, hurt by U.S. tariffs and other factors in that country. The magnitude of the expected deceleration will be telling. According to IBES data, earnings for the S&P 500® are expected to grow 8% in 2019. Should this figure prove optimistic, the markets will continue to feel pressure. In addition to earnings growth, inflationary pressures will be carefully monitored. With unemployment remaining at a 49-year low, conditions are ripe for wage-driven inflation. Modest levels of wage-induced inflation are healthy. Too much of an increase, however, could spur the Fed to enact more interest rate hikes.

Overall, the twelve-month period ending November 30, 2018 was a good one for investors in the Fund. The outlook for the next twelve months may be quite different. Perhaps providing some comfort is the fact that the companies in the Fund are largely insulated from rising interest rates and borrowing costs because of their ability to internally finance their growth. More importantly, the companies in which we invest, in aggregate, had strong fundamental years in Fiscal 2018. Many strengthened their relative market positions. We believe that they are well-positioned to have a strong 2019. Our companies tend to generate high levels of free cash flow, are not dependent upon borrowing to grow their business, and are generally less economically sensitive relative to the broader markets. These attributes provide them with a good chance to succeed amidst an uncertain macroeconomic backdrop.

Thank you for investing in the Riverbridge Growth Fund.

Riverbridge Partners, LLC

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200. www.riverbridge.com

The views in this Report were those of the Fund Manager at the time of writing this report and may not reflect the views of the Manager on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding the Fund’s investment methodology and do not constitute investment advice.

Risk Disclosures: Investing involves risk, including the possible loss of principal. The Fund invests in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund invests in foreign securities through the use of ADRs. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards and less stringent regulation of securities markets. Emerging market countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. The Fund will typically invest in the securities of fewer issuers. If the Fund's portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.

The Russell 3000 Growth® Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is a broad-based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. An investor cannot invest directly in an index.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200. www.riverbridge.com

Riverbridge Growth Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 3000® Growth Index and the S&P 500® Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. These indices do not reflect expenses, fees or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of November 30, 2018	1 Year	5 Years	Since Inception	Inception Date
Investor Class	15.74%	10.59%	14.55%	12/31/12
Institutional Class	16.06%	10.85%	14.81%	12/31/12
Russell 3000® Growth Index	8.14%	12.66%	15.70%	12/31/12
S&P 500® Index	6.27%	11.12%	14.15%	12/31/12

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 447-4470.

Gross and net expense ratios for the Investor Class shares were 1.49% and 1.22%, respectively, and for the Institutional Class shares were 1.24% and 0.97%, respectively, which were the amounts stated in the current prospectus dated April 1, 2018, as amended on November 30, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. Effective December 1, 2018, the Fund’s advisor has contractually agreed to waive its fees and/ or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to December 1, 2018, the Fund’s total annual fund operating expenses were 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. In the absence of such waivers, the Fund’s returns would have been lower.

Riverbridge Growth Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 1.00% redemption fee.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

Number of Shares		Value
	Common Stocks – 97.1%
	Communication Services – 3.4%
962	Alphabet, Inc. - Class A*	$1,067,483
962	Alphabet, Inc. - Class C*	1,052,842
4,210	Netflix, Inc.*	1,204,607
		3,324,932
	Consumer Discretionary – 12.6%
1,842	Amazon.com, Inc.*	3,113,293
16,521	Five Below, Inc.*	1,731,236
59,700	Gentex Corp.	1,344,444
22,913	Grand Canyon Education, Inc.*	2,803,635
28,123	LKQ Corp.*	782,944
38,033	Starbucks Corp.	2,537,562
		12,313,114
	Consumer Staples – 3.0%
55,334	Reckitt Benckiser Group PLC - ADR[1]	921,865
23,624	Walgreens Boots Alliance, Inc.	2,000,244
		2,922,109
	Health Care – 13.3%
6,119	Chemed Corp.	1,938,377
53,447	Evolent Health, Inc. - Class A*	1,373,588
12,887	Henry Schein, Inc.*	1,149,520
14,772	Neogen Corp.*	958,112
35,755	Roche Holding A.G. ADR[1]	1,159,535
9,045	UnitedHealth Group, Inc.	2,544,901
18,368	Veeva Systems, Inc. - Class A*	1,766,267
19,924	West Pharmaceutical Services, Inc.	2,182,873
		13,073,173
	Industrials – 30.3%
6,040	3M Co.	1,255,837
20,128	A.O. Smith Corp.	953,665
8,883	Acuity Brands, Inc.	1,154,968
20,100	Beacon Roofing Supply, Inc.*	700,686
7,624	CoStar Group, Inc.*	2,816,229
42,741	Fastenal Co.	2,532,832
59,746	Healthcare Services Group, Inc.	2,820,011
30,831	HEICO Corp.	2,605,836
39,256	IHS Markit Ltd.* 1	2,095,093
22,845	Proto Labs, Inc.*	2,939,923
72,416	Ritchie Bros Auctioneers, Inc.[1]	2,518,628
47,895	Rollins, Inc.	3,044,206
9,637	Snap-on, Inc.	1,602,055

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
21,283	Verisk Analytics, Inc. - Class A*	$2,624,619
		29,664,588
	Information Technology – 29.2%
25,266	Analog Devices, Inc.	2,322,451
11,128	ANSYS, Inc.*	1,802,959
37,860	Fiserv, Inc.*	2,995,862
26,827	Globant S.A.* 1	1,573,404
16,062	Guidewire Software, Inc.*	1,493,123
39,607	Microsoft Corp.	4,392,020
48,022	National Instruments Corp.	2,351,157
5,794	NVIDIA Corp.	946,913
13,196	Paycom Software, Inc.*	1,752,033
20,815	salesforce.com, Inc.*	2,971,549
10,362	Tyler Technologies, Inc.*	1,997,379
8,949	Ultimate Software Group, Inc.*	2,361,820
11,887	Visa, Inc. - Class A	1,684,507
		28,645,177
	Materials – 5.3%
18,240	Ecolab, Inc.	2,927,338
8,304	International Flavors & Fragrances, Inc.	1,176,096
7,146	Linde PLC[1]	1,136,571
		5,240,005
	TOTAL COMMON STOCKS (Cost $61,990,438)	95,183,098

	Short-Term Investments – 2.8%
2,730,442	Fidelity Institutional Treasury Fund, 2.07%[2]	2,730,442

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,730,442)	2,730,442

	TOTAL INVESTMENTS – 99.9% (Cost $64,720,880)	97,913,540
	Other assets less liabilities – 0.1%	86,318

	Total Net Assets – 100.0%	$97,999,858

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	30.3%
Information Technology	29.2%
Health Care	13.3%
Consumer Discretionary	12.6%
Materials	5.3%
Communication Services	3.4%
Consumer Staples	3.0%
Total Common Stocks	97.1%
Short-Term Investments	2.8%
Total Investments	99.9%
Other assets less liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Fellow Shareholder:

The Riverbridge Eco Leaders Fund (the Fund) significantly outperformed its primary benchmark, the Russell 3000 Growth® Index, in the Fiscal Year ending Nov. 30, 2018. The Fund’s returns exceeded those of the secondary benchmark, the S&P 500© Index, by an even wider margin. As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire economic cycle, typically 4-8 years.

Performance	FY 2018 (12/1/17 - 11/30/18)	SINCE INCEPTION (12/31/14)
ECOLX at NAV	13.90%	11.42%
RIVEX at NAV	14.10%	11.68%
Russell 3000 Growth	8.14%	12.21%
S&P 500	6.27%	10.02%

The Fund’s performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please call (888) 447-4470 for most recent month end performance. As stated in the current prospectus, the Fund’s gross and net expense ratios for the Investor Class are 11.25% and 1.22%, respectively. The Fund’s gross and net expense ratios for the Institutional Class are 11.00% and 0.97%, respectively. The Fund’s advisor has contractually agreed to waive certain fees and/or absorb expenses until March 31, 2028. A redemption fee of 1.00% will be imposed on redemptions of shares within 90 days of purchase.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.www.riverbridge.com

Market and Economic Environment

The twelve-month period ending Nov. 30, 2018 was another positive one in the U.S. equity market but ended with a sharp decline in progress. During the first quarter of Calendar 2018, volatility returned after several years of placid market movements. For most of the balance of the year, the “FAANG (Facebook, Amazon, Apple, Netflix, and Google)” stocks led the market higher. In general, regardless of sector, market participants rewarded companies which demonstrated strong fundamental results.

Beginning in October, concerns over rising interest rates, higher input costs, geopolitical trade disputes, and global growth rates in general overwhelmed generally positive macroeconomic data, leading to an abrupt correction. The same FAANG stocks which had led the market’s rise in the first part of the year led the decline in October and November.

For the period overall, growth stocks significantly outperformed value. Large cap stocks, as represented by the S&P 500© Index, outperformed the small cap stocks in the Russell 2000® Index. Eight of the eleven sectors in the Russell 3000 Growth® Index generated positive returns, led by Consumer Discretionary, Information Technology, and Health Care. Energy, Materials, and Communication Services declined.

Performance Discussion

The Fund’s strong absolute and relative performance in Fiscal 2018 is the result of our relentless focus on companies with enduring growth prospects. In Fiscal 2018, market participants recognized the positive fundamental attributes of the companies in the Fund amid uncertain economic and market environments.

From a sector standpoint, strong selection in the Industrials, Consumer Discretionary, and Health Care sectors, and an underweight position in Communication Services contributed to the Fund’s performance.

The Fund’s holdings in the Industrial sector helped performance relative to the primary benchmark. The Industrial holdings in the Fund collectively appreciated more than 15%, as compared to the 1.28% gain in the Industrials in the Russell 3000 Growth® Index. ProtoLabs (PRLB, 3.94% average weight, 34% return), HEICO (HEI, 2.48% average weight, 46% return) and Ritchie Brothers (RBA, 2.70% average weight, 34% return) contributed to performance.

Strong stock selection in the Information Technology sector also enabled the Fund to generate strong absolute and relative results. Within this sector, the Fund’s investments in salesforce.com (CRM, 2.96% average weight, 37% return), Globant (GLOB, 1.49% average weight, 47% return), Ultimate Software (ULTI, 2.87% average weight, 25% return), and Paycom (PAYC, 0.92% average weight, 29% return) contributed to performance.

Other investments which contributed to the Fund’s strong performance in Fiscal 2018 included Amazon.com (AMZN, 4.12% average weight, 44% return) and Grand Canyon Education (LOPE, 3.14% average weight, 29% return) in the Consumer Discretionary sector, and Health Care holdings Chemed (CHE, 2.69% average weight, 29% return), Evolent Health (EVH, 0.92% average weight, 100% return), and Veeva Systems (VEEV, 1.53% average weight, 60% return).

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.www.riverbridge.com

The Fund was able to overcome investors’ preference for large cap stocks over small caps during Fiscal 2018. The Fund consists of small, mid, and large cap companies in roughly equal proportions. The primary benchmark, however, is more heavily weighted toward large caps. Market participants’ recognition of the strong fundamental characteristics of the companies in the Fund more than offset this drag on relative performance during the fiscal year.

Our commitment to high quality, well-managed companies which demonstrate the ability to increase their earnings power and our consistent adherence to fundamental risk mitigation disciplines have created consistent and predictable performance patterns. The Riverbridge Eco Leaders portfolio, upon which the Fund is based, has historically generated its best relative returns in more challenging market and economic environments. The Fund’s outperformance in Fiscal 2018 is consistent with these patterns.

Outlook

Market participants will closely monitor corporate earnings in 2019. Investors expect a deceleration in earnings growth following the tax-cut driven 20%-plus earnings growth in 2018. As we exit 2018, some companies are reporting the impact of tariffs and continued uncertainty regarding international trade. The Chinese economy struggled mightily in 2018, hurt by U.S. tariffs and other factors in that country. The magnitude of the expected deceleration will be telling. According to IBES data, earnings for the S&P 500® are expected to grow 8% in 2019. Should this figure prove optimistic, the markets will continue to feel pressure. In addition to earnings growth, inflationary pressures will be carefully monitored. With unemployment remaining at a 49-year low, conditions are ripe for wage-driven inflation. Modest levels of wage-induced inflation are healthy. Too much of an increase, however, could spur the Fed to enact more interest rate hikes.

Overall, the twelve-month period ending November 30, 2018 was a good one for investors in the Fund. The outlook for the next twelve months may be quite different. Perhaps providing some comfort is the fact that the companies in the Fund are largely insulated from rising interest rates and borrowing costs because of their ability to internally finance their growth. More importantly, the companies in which we invest, in aggregate, had strong fundamental years in Fiscal 2018. Many strengthened their relative market positions. We believe that they are well-positioned to have a strong 2019. Our companies tend to generate high levels of free cash flow, are not dependent upon borrowing to grow their business, and are generally less economically sensitive relative to the broader markets. These attributes provide them with a good chance to succeed amidst an uncertain macroeconomic backdrop.

In the Riverbridge Eco Leaders Fund, the Riverbridge Investment Team will continue to invest in profitable companies which are positioning themselves for sustainable market leadership and long-term growth, while demonstrating innovative best practices in environmental stewardship, social responsibility, and corporate governance.

Thank you for investing in the Riverbridge Eco Leaders Fund.

Riverbridge Partners, LLC

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.www.riverbridge.com

The views in this Report were those of the Fund Manager at the time of writing this report and may not reflect the views of the Manager on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding the Fund’s investment methodology and do not constitute investment advice.

Risk Disclosures: Investing involves risk, including the possible loss of principal. The Fund invests in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund invests in foreign securities through the use of ADRs. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards and less stringent regulation of securities markets. Emerging market countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. The Fund will typically invest in the securities of fewer issuers. If the Fund’s portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.

The Russell 3000 Growth® Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500© Index is a broad-based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. An investor cannot invest directly in an index.

1200 IDS Center. 80 South Eighth Street. Minneapolis MN 55402. Phone: 612.904.6200. Toll Free: 877.904.6200.www.riverbridge.com

Riverbridge Eco Leaders® Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 3000® Growth Index and the S&P 500® Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. These indices do not reflect expenses, fees or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of November 30, 2018	1 Year	3 Years	Since Inception	Inception Date
Investor Class	13.90%	13.58%	11.42%	12/31/14
Institutional Class	14.10%	13.83%	11.68%	12/31/14
Russell 3000® Growth Index	8.14%	13.66%	12.21%	12/31/14
S&P 500® Index	6.27%	12.16%	10.02%	12/31/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 447-4470.

Gross and net expense ratios for the Investor Class shares were 11.25% and 1.22%, respectively, and for the Institutional Class shares were 11.00% and 0.97%, respectively, which were the amounts stated in the current prospectus dated April 1, 2018, as amended on November 30, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. Effective December 1, 2018, the Fund’s advisor has contractually agreed to waive its fees and/ or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to December 1, 2018, the Fund’s total annual fund operating expenses after Advisor’s voluntary waiver, were 1.20% and 0.95% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. In the absence of such waivers, the Fund’s returns would have been lower.

Riverbridge Eco Leaders® Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 1.00% redemption fee.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS – 96.2%
	COMMUNICATION SERVICES – 3.0%
72	Alphabet, Inc. - Class A*	$79,895
184	Netflix, Inc.*	52,648
		132,543
	CONSUMER DISCRETIONARY – 10.2%
76	Amazon.com, Inc.*	128,453
1,204	Grand Canyon Education, Inc.*	147,321
1,522	LKQ Corp.*	42,373
1,828	Starbucks Corp.	121,964
		440,111
	CONSUMER STAPLES – 1.7%
875	Walgreens Boots Alliance, Inc.	74,086

	HEALTH CARE – 14.2%
382	Chemed Corp.	121,010
2,371	Evolent Health, Inc. - Class A*	60,934
554	Henry Schein, Inc.*	49,417
720	Neogen Corp.*	46,699
1,784	Roche Holding A.G. ADR[1]	57,855
405	UnitedHealth Group, Inc.	113,951
813	Veeva Systems, Inc. - Class A*	78,178
796	West Pharmaceutical Services, Inc.	87,210
		615,254
	INDUSTRIALS – 29.1%
896	A.O. Smith Corp.	42,453
387	Acuity Brands, Inc.	50,318
983	Beacon Roofing Supply, Inc.*	34,267
358	CoStar Group, Inc.*	132,242
1,567	Exponent, Inc.	78,851
1,804	Fastenal Co.	106,905
1,389	HEICO Corp.	117,398
2,286	IHS Markit Ltd.* [1]	122,004
292	Lennox International, Inc.	65,966
527	Middleby Corp.*	63,656
1,196	Proto Labs, Inc.*	153,913
3,393	Ritchie Bros Auctioneers, Inc.[1]	118,009
340	Snap-on, Inc.	56,522
951	Verisk Analytics, Inc. - Class A*	117,277
		1,259,781
	INFORMATION TECHNOLOGY – 32.6%
1,130	Analog Devices, Inc.	103,870
656	ANSYS, Inc.*	106,285

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (continued)
1,764	Fiserv, Inc.*	$139,585
1,221	Globant S.A.* 1	71,612
694	Guidewire Software, Inc.*	64,514
604	MAXIMUS, Inc.	42,956
1,719	Microsoft Corp.	190,620
2,161	National Instruments Corp.	105,803
253	NVIDIA Corp.	41,348
601	Paycom Software, Inc.*	79,795
910	Power Integrations, Inc.	57,658
957	salesforce.com, Inc.*	136,621
395	Tyler Technologies, Inc.*	76,140
461	Ultimate Software Group, Inc.*	121,667
530	Visa, Inc. - Class A	75,106
		1,413,580
	MATERIALS – 5.4%
814	Ecolab, Inc.	130,639
372	International Flavors & Fragrances, Inc.	52,686
311	Linde PLC[1]	49,465
		232,790
	TOTAL COMMON STOCKS (Cost $3,636,018)	4,168,145

	SHORT-TERM INVESTMENTS – 3.9%
169,457	Fidelity Institutional Treasury Fund, 2.07%[2]	169,457

	TOTAL SHORT-TERM INVESTMENTS (Cost $169,457)	169,457

	TOTAL INVESTMENTS – 100.1% (Cost $3,805,475)	4,337,602
	Liabilities less other assets – (0.1)%	(5,913)

	TOTAL NET ASSETS – 100.0%	$4,331,689

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	32.6%
Industrials	29.1%
Health Care	14.2%
Consumer Discretionary	10.2%
Materials	5.4%
Communication Services	3.0%
Consumer Staples	1.7%
Total Common Stocks	96.2%
Short-Term Investments	3.9%
Total Investments	100.1%
Liabilities less other assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2018

Assets:	Growth Fund	Eco Leaders Fund
Investments, at value (cost $64,720,880 and $3,805,475, respectively)	$97,913,540	$4,337,602
Receivables:
Fund shares sold	67,216	11
Dividends and interest	123,423	4,023
Due from Advisor	-	14,088
Prepaid expenses	18,991	18,660
Total assets	98,123,170	4,374,384

Liabilities:
Payables:
Fund shares redeemed	1,696	250
Shareholder servicing fees (Note 8)	8,210	589
Distribution fees (Note 7)	1,253	635
Advisory fees	49,340	-
Fund administration fees	18,914	11,451
Auditing fees	18,250	18,250
Transfer agent fees and expenses	6,192	2,735
Custody fees	5,479	3,332
Legal fees	3,535	3,091
Chief Compliance Officer fees	1,356	638
Trustees' deferred compensation (Note 3)	1,328	1,252
Accrued other expenses	7,759	472
Total liabilities	123,312	42,695
Net Assets	$97,999,858	$4,331,689

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$58,789,742	$3,347,287
Total distributable earnings	39,210,116	984,402
Net Assets	$97,999,858	$4,331,689

Investor Class:
Net assets applicable to shares outstanding	$6,331,531	$3,291,924
Shares of beneficial interest issued and outstanding	308,060	221,935
Net asset value, offering and redemption price per share	$20.55	$14.83

Institutional Class:
Net assets applicable to shares outstanding	$91,668,327	$1,039,765
Shares of beneficial interest issued and outstanding	4,395,840	69,434
Net asset value, offering and redemption price per share	$20.85	$14.97

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2018

Investment Income:	Growth Fund	Eco Leaders Fund
Dividends (net of foreign withholding taxes of $13,554 and $489, respectively)	$748,353	$21,540
Interest	28,198	1,583
Total investment income	776,551	23,123

Expenses:
Advisory fees	705,821	29,135
Fund administration fees	114,491	55,182
Shareholder servicing fees (Note 8)	75,438	1,376
Transfer agent fees and expenses	49,374	26,881
Fund accounting fees	42,919	28,352
Registration fees	35,000	36,299
Custody fees	20,724	14,302
Auditing fees	18,464	18,250
Legal fees	13,498	14,498
Distribution fees (Note 7)	12,017	4,409
Shareholder reporting fees	12,001	3,500
Chief Compliance Officer fees	9,651	8,451
Trustees' fees and expenses	8,001	6,969
Miscellaneous	6,898	3,300
Insurance fees	1,599	1,153

Total expenses	1,125,896	252,057
Advisory fees waived	(172,781)	(29,135)
Other expenses absorbed	-	(187,756)
Net expenses	953,115	35,166
Net investment loss	(176,564)	(12,043)

Realized and Unrealized Gain:
Net realized gain on investments	6,248,964	495,792
Net change in unrealized appreciation/depreciation on investments	7,867,344	(84,870)
Net realized and unrealized gain	14,116,308	410,922

Net Increase in Net Assets from Operations	$13,939,744	$398,879

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(176,564)	$(91,067)
Net realized gain on investments	6,248,964	136,578
Net change in unrealized appreciation/depreciation on investments	7,867,344	15,478,190
Net increase in net assets resulting from operations	13,939,744	15,523,701

Distributions to Shareholders:
Distributions:[1]
Investor class	(3,350)
Institutional class	(68,922)
Total distributions to shareholders	(72,272)
From net realized gain:
Investor class		(114,805)
Institutional class		(1,876,660)
Total distributions to shareholders		(1,991,465)

Capital Transactions:
Net proceeds from shares sold:
Investor class	2,985,467	958,356
Institutional class	21,391,429	14,088,273
Reinvestment of distributions:
Investor class	3,237	108,933
Institutional class	59,250	1,588,985
Cost of shares redeemed:
Investor class[2]	(1,244,087)	(1,265,451)
Institutional class[3]	(24,079,560)	(5,154,710)
Net increase (decrease) in net assets from capital transactions	(884,264)	10,324,386

Total increase in net assets	12,983,208	23,856,622

Net Assets:
Beginning of period	85,016,650	61,160,028
End of period[4]	$97,999,858	$85,016,650

Capital Share Transactions:
Shares sold:
Investor class	153,112	60,652
Institutional class	1,097,513	878,093
Shares reinvested:
Investor class	181	7,502
Institutional class	3,272	108,389
Shares redeemed:
Investor class	(65,273)	(81,123)
Institutional class	(1,215,484)	(323,615)
Net increase (decrease) from capital share transactions	(26,679)	649,898

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

[2]	Net of redemption fee proceeds of $233 and $377, respectively.

[3]	Net of redemption fee proceeds of $317 and $2,075, respectively.

[4]	End of year net assets includes accumulated undistributed net investment loss of $55,808 for the year ended November 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(12,043)	$(10,562)
Net realized gain (loss) on investments	495,792	(29,509)
Net change in unrealized appreciation/depreciation on investments	(84,870)	489,756
Net increase in net assets resulting from operations	398,879	449,685

Distributions to Shareholders:
Distributions:[1]
Investor class	-
Institutional class	-
Total distributions to shareholders	-
From net realized gain:
Investor class		(2,959)
Institutional class		(16,921)
Total distributions to shareholders		(19,880)

Capital Transactions:
Net proceeds from shares sold:
Investor class	3,048,090	282,561
Institutional class	101,017	123,532
Reinvestment of distributions:
Investor class	-	2,959
Institutional class	-	16,921
Cost of shares redeemed:
Investor class[2]	(546,696)	(33,434)
Institutional class	(1,374,849)	-
Net increase in net assets from capital transactions	1,227,562	392,539

Total increase in net assets	1,626,441	822,344

Net Assets:
Beginning of period	2,705,248	1,882,904
End of period[3]	$4,331,689	$2,705,248

Capital Share Transactions:
Shares sold:
Investor class	213,203	23,928
Institutional class	7,034	10,195
Shares reinvested:
Investor class	-	275
Institutional class	-	1,565
Shares redeemed:
Investor class	(38,844)	(2,877)
Institutional class	(96,638)	-
Net increase from capital share transactions	84,755	33,086

[1]	The SEC eliminated the requirements to disclose components of distributions to shareholders in September 2018.

[2]	Net of redemption fee proceeds of $351 and $3, respectively.

[3]	End of year net assets includes accumulated undistributed net investment loss of $9,297 for the year ended November 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.77	$14.86	$14.63	$13.97	$13.50
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.06)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain	2.88	3.46	0.57	1.02	0.58
Total from investment operations	2.80	3.40	0.53	0.97	0.54

Less Distributions:
From net realized gain	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)
Total distributions	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	- [2]	- [2]

Net asset value, end of period	$20.55	$17.77	$14.86	$14.63	$13.97

Total return[3]	15.74%	23.59%	3.78%	7.14%	3.99%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$6,332	$3,910	$3,462	$4,902	$8,962

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%	1.48%	1.53%	1.67%	1.72%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.61)%	(0.60)%	(0.56)%	(0.79)%	(0.79)%
After fees waived and expenses absorbed	(0.43)%	(0.37)%	(0.28)%	(0.37)%	(0.32)%

Portfolio turnover rate	25%	13%	21%	25%	22%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.98	$15.00	$14.73	$14.04	$13.53
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)	- [2]	(0.02)	(0.01)
Net realized and unrealized gain	2.92	3.49	0.58	1.02	0.59
Total from investment operations	2.89	3.47	0.58	1.00	0.58

Less Distributions:
From net realized gain	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)
Total distributions	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)

Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]	- [2]

Net asset value, end of period	$20.85	$17.98	$15.00	$14.73	$14.04

Total return[3]	16.06%	23.84%	4.03%	7.32%	4.28%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$91,668	$81,107	$57,698	$47,697	$37,518

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.18%	1.23%	1.28%	1.42%	1.47%
After fees waived and expenses absorbed	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.36)%	(0.35)%	(0.31)%	(0.54)%	(0.54)%
After fees waived and expenses absorbed	(0.18)%	(0.12)%	(0.03)%	(0.12)%	(0.07)%

Portfolio turnover rate	25%	13%	21%	25%	22%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,			For the Period December 31, 2014* through
	2018	2017	2016	November 30, 2015
Net asset value, beginning of period	$13.02	$10.81	$10.42	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain	1.88	2.40	0.64	0.49
Total from investment operations	1.81	2.32	0.58	0.42

Less Distributions:
From net realized gain	-	(0.11)	(0.19)	-
Total distributions	-	(0.11)	(0.19)	-

Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]

Net asset value, end of period	$14.83	$13.02	$10.81	$10.42

Total return[3]	13.90%	21.73%	5.69%	4.20%[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$3,292	$619	$284	$214

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.90%	11.24%	12.84%	17.82%[5]
After fees waived and expenses absorbed	1.20%[6]	1.40%	1.40%	1.40%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(7.19)%	(10.53)%	(12.04)%	(17.13)%[5]
After fees waived and expenses absorbed	(0.49)%	(0.69)%	(0.60)%	(0.71)%[5]

Portfolio turnover rate	67%	13%	24%	12%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

[6]	Effective December 1, 2017 through December 1, 2018, the Advisor has voluntarily agreed to limit its annual operating expenses to 1.20%. See Note 3.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,			For the Period December 31, 2014* through
	2018	2017	2016	November 30, 2015
Net asset value, beginning of period	$13.12	$10.86	$10.45	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.05)	(0.03)	(0.04)
Net realized and unrealized gain	1.88	2.42	0.63	0.49
Total from investment operations	1.85	2.37	0.60	0.45

Less Distributions:
From net realized gain	-	(0.11)	(0.19)	-
Total distributions	-	(0.11)	(0.19)	-

Redemption fee proceeds[1]	-	-	-	-

Net asset value, end of period	$14.97	$13.12	$10.86	$10.45

Total return[2]	14.10%	22.09%	5.87%	4.50%[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,040	$2,086	$1,599	$1,410

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.65%	10.99%	12.59%	17.57%[4]
After fees waived and expenses absorbed	0.95%[5]	1.15%	1.15%	1.15%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.93)%	(10.28)%	(11.79)%	(16.88)%[4]
After fees waived and expenses absorbed	(0.23)%	(0.44)%	(0.35)%	(0.46)%[4]

Portfolio turnover rate	67%	13%	24%	12%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	Effective December 1, 2017 through December 1, 2018, the Advisor has voluntarily agreed to limit its annual operating expenses to 0.95%. See Note 3.

See accompanying Notes to Financial Statements.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2018

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2015-2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Growth Fund and the Eco Leaders Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% and 0.90%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Eco Leaders Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive its fees and pay for operating expenses of the Eco Leaders Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively, of the Eco Leaders Fund from December 1, 2017 through December 1, 2018. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period pursuant to this voluntary agreement.

For the year ended November 30, 2018, the Advisor waived its advisory fees and absorbed other expenses totaling $172,781 and $216,891 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2018, the amount of these potentially recoverable expenses was $494,122 and $616,371 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

	Growth Fund	Eco Leaders Fund
2019	$156,471	$189,729
2020	164,870	216,226
2021	172,781	210,416
Total	$494,122	$616,371

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2018 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2018, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At November 30, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$64,907,932	$3,824,828

Gross unrealized appreciation	$35,549,915	$650,071
Gross unrealized depreciation	(2,544,307)	(137,297)

Net unrealized appreciation on investments	$33,005,608	$512,774

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net asset value per share. For the year ended November 30, 2018, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings as follows:

	Increase (Decrease)
	Paid in Capital	Total Distributable Earnings
Growth Fund	(71,584)	71,584
Eco Leaders Fund	(10,848)	10,848

As of November 30, 2018, the components of accumulated earnings/deficit on a tax basis were as follows:

	Growth Fund	Eco Leaders Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	6,329,446	482,120
Tax accumulated earnings	6,329,446	482,120

Accumulated capital and other losses	(124,938)	(10,492)
Net unrealized appreciation on investments	33,005,608	512,774
Total accumulated earnings	$39,210,116	$984,402

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

As of November 30, 2018, the Eco Leaders Fund utilized $31,978 of long-term non-expiring capital loss carryforward.

As of November 30, 2018, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2019 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Late-Year Ordinary Losses
Growth Fund	$124,938
Eco Leaders Fund	10,492

The tax character of the distributions paid during the fiscal years ended November 30, 2018 and November 30, 2017, were as follows:

	Growth Fund		Eco Leaders Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary Income	$-	$558,488	$-	$11,720
Net long-term capital gains	72,272	1,432,977	-	8,160
Total distributions paid	$72,272	$1,991,465	$-	$19,880

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended November 30, 2018 and the year ended November 30, 2017, redemption fees were as follows:

	Year ended November 30, 2018	Year Ended November 30, 2017
Growth Fund	$550	$2,452
Eco Leaders Fund	351	3

Note 6 – Investment Transactions

For the year ended November 30, 2018, for the Growth Fund and the Eco Leaders Fund, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Growth Fund	$22,960,382	$24,350,175
Eco Leaders Fund	3,181,642	2,106,684

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the year ended November 30, 2018, for the Growth Fund and Eco Leaders Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended November 30, 2018, for the Growth Fund and Eco Leaders Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, each Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2018, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$95,183,098	$-	$-	$95,183,098
Short-Term Investments	2,730,442	-	-	2,730,442
Total Investments	$97,913,540	$-	$-	$97,913,540

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$4,168,145	$-	$-	$4,168,145
Short-Term Investments	169,457	-	-	169,457
Total Investments	$4,337,602	$-	$-	$4,337,602

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

**	The Funds did not hold any Level 2 or 3 securities at period end.

Note 11 – Events Subsequent to the Fiscal Periods End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective December 1, 2018 (the “Effective Date”), the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively, and do not exceed 1.21% and 0.96% of the average daily net assets of Investor Class and Institutional Class shares of the Eco Leaders Fund, respectively. This agreement is in effect until March 31, 2020 with respect to the Growth Fund and until March 31, 2028 with respect to the Eco Leaders Fund. The agreement may be terminated before that date only by the Trust’s Board of Trustees.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

The Funds declared the payment of a distribution to be paid, on December 20, 2018, to shareholders of record on December 19, 2018 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain		Income
Growth Fund	Investor Class Shares	$1.35730	$	None	$	None
Growth Fund	Institutional Class Shares	1.35730		None		None
Eco Leaders Fund	Investor Class Shares	1.71516		None		None
Eco Leaders Fund	Institutional Class Shares	1.71516		None		None

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Riverbridge Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Riverbridge Growth Fund and Riverbridge Eco Leaders (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2019

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2018, the Growth Fund designates $72,272 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 447-4470 The Trustees and officers of the Funds’ and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	2	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	2	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	2	None.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustee:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	2	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016). Chairman (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	2	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Officers of the Trust:
Maureen Quill [a] (born 1963) President	Since June 2014

President (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc. Vice President, Investment Managers Series Trust (December 2013 - June 2014).

			N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.

			N/A	N/A

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.

			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016

Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015). Chief Compliance Officer (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.

			N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-20, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Riverbridge Partners, LLC (the “Investment Advisor”) with respect to the Riverbridge Growth Fund (the “Growth Fund”) and the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund” and together with the Growth Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2018; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Growth Fund’s annualized total return for the three-year period was above the Mid-Cap Growth Fund Universe median return and the S&P 500 Index return, and the same as the Peer Group median return, but below the Russell 3000 Growth Index return by 2.01%. For the one-year period, the Fund’s total return was above the Fund Universe median return and the S&P 500 Index return, but below the Peer Group median return by 1.84% and the Russell Index return by 2.67%. The Fund’s annualized total return for the five-year period was above the Fund Universe median return, but below the S&P 500 Index return, the Peer Group median return, and the Russell Index return by 0.43%, 0.98%, and 3.15%, respectively. In 2015, 2017 and 2018, the Fund had a four-star rating from Morningstar. The Trustees noted the Investment Advisor’s observation that for the one-year period, the Fund’s standard deviation and Morningstar risk score were both in the top quartile of the Peer Group. The Trustees also noted the Investment Advisor’s explanation that the Fund’s strategy had historically generated its best relative performance in more difficult markets or economic environments and that almost all of the five-year period was part of one of the longest bull markets in the history of the U.S. stock market.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Eco Leaders Fund’s total return for the one-year period, at 18.97%, was above the Peer Group median return, the S&P 500 Index return and the Mid-Cap Growth Fund Universe median return, but below the Russell 3000 Growth Index return by 3.50%. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns and the S&P 500 Index return, but below the Russell Index return by 1.99%. In 2017 and 2018, the Fund had a four-star rating from Morningstar. The Trustees considered the Investment Advisor’s explanation that the Fund’s performance over the one- and three-year periods was negatively affected by large-cap stocks outperforming small-cap stocks, as the Fund held a roughly equal distribution of small-, mid-, and large-cap companies, while the Fund’s benchmarks were much more heavily weighted toward large-cap stocks. The Trustees also noted the Investment Advisor’s observation that only one fund in the Peer Group generated a higher return than the Fund over the three-year period.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Mid-Cap Growth Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was the same as the average fee that the Investment Advisor charges its institutional clients to manage separate accounts using similar objectives and policies as the Fund. The Trustees considered that the Fund’s advisory fee was lower than that of the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.01% and 0.15%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Eco Leaders Fund’s annual investment advisory fee (gross of fee waivers) was above both the Peer Group and Mid-Cap Growth Fund Universe medians by 0.15%. The Trustees noted the Investment Advisor’s assertion that the Fund only invests in companies which have a positive or neutral impact on the environment, that the determination of environmental impact requires additional research by the Investment Advisor’s investment team, and that the Investment Advisor’s research process is a comprehensive, fundamental process. The Trustees also noted that the Fund’s advisory fee was lower than the average fee the Investment Advisor charges its institutional clients to manage separate accounts using similar objectives and policies as the Fund. The Trustees considered that the Fund’s advisory fee was higher than that of the other series of the Trust managed by the Investment Advisor because of the additional research involved in the determination of the environmental impact of the companies in which the Fund invests.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group median by 0.17% and above the Fund Universe median by 0.23%. The Trustees noted, however, that in 2018 the Investment Advisor had voluntarily agreed to reduce the Fund’s expense cap by 20 basis points, and that the Investment Advisor had agreed to continue that reduction for at least one more year.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2018, noting that the Investment Advisor had waived a portion of its advisory fee for the Growth Fund, had waived its entire advisory fee and subsidized certain of the operating expenses of the Eco Leaders Fund, and had not realized a profit with respect to the Eco Leaders Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Growth Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Riverbridge Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018.

Actual Expenses

The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Riverbridge Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	6/1/18	11/30/18	6/1/18 – 11/30/18*
Actual Performance	$1,000.00	$1,078.70	$6.52
Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.33

Institutional Class	6/1/18	11/30/18	6/1/18 – 11/30/18*
Actual Performance	$1,000.00	$1,079.80	$5.22
Hypothetical (5% annual return before expenses)	1,000.00	1,020.05	5.07

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Riverbridge Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended November 30, 2018 (Unaudited)

Riverbridge Eco Leaders Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	6/1/18	11/30/18	6/1/18 – 11/30/18*
Actual Performance	$1,000.00	$1,053.30	$6.19
Hypothetical (5% annual return before expenses)	1,000.00	1,019.04	6.08

Institutional Class	6/1/18	11/30/18	6/1/18 – 11/30/18*
Actual Performance	$1,000.00	$1,055.00	$4.89
Hypothetical (5% annual return before expenses)	1,000.00	1,020.30	4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% and 0.95% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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RIVERBRIDGE FUNDS

Each a series of Investment Managers Series Trust

Investment Advisor

Riverbridge Partners, LLC

1200 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place,

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund – Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund – Institutional Class	RIVBX	46141P 404
Riverbridge Eco Leaders® Fund – Investor Class	ECOLX	46141P 602
Riverbridge Eco Leaders® Fund – Institutional Class	RIVEX	46141P 701

Privacy Principles of the Riverbridge Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or a former shareholder to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 447-4470 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 447-4470.

Riverbridge Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 447-4470

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-447-4470

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2018	FYE 11/30/2017
Audit Fees	$30,900	$29,900
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2018	FYE 11/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2018	FYE 11/30/2017
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/08/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/08/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	2/08/19